Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment description	Amendment No. 1
Document Period End Date	Sep. 30, 2014
Trading Symbol	ISCO
Entity Registrant Name	International Stem Cell CORP
Entity Central Index Key	0001355790
Entity Filer Category	Smaller Reporting Company